7. Stockholders' Equity (Deficit) (Details 3) (StockOptions [Member], USD $)	12 Months Ended
Mar. 31, 2013
StockOptions [Member]
Number of Options Outstanding	10,000,000
Number of Options Granted	0
Number of Options Exercised	0
Number of Options cancelled/forfeited	0
Number of Options Outstanding, Ending	10,000,000
Number of Options Exercisable	10,000,000
Weighted Average Exercise Price Outstanding	$ 0.1
Weighted Average Exercise Price Granted	$ 0
Weighted Average Exercise Price Exercised	$ 0
Weighted Average Exercise Price Forfeited	$ 0
Weighted Average Exercise Price Outstanding	$ 0.1
Weighted Average Exercise Price Exercisable	$ 0.1
Weighted Average Remaining Contractual Life (in years) Outstanding	8 years 11 months 1 day
Weighted Average Remaining Contractual Life (in years) Exercisable	8 years 11 months 1 day
Aggregate Intrinsic Value Outstanding, Beginning	$ 400,000
Aggregate Intrinsic Value Outstanding, End	400,000
Aggregate Intrinsic Value Exercisable	$ 400,000